Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Financial information by operating segment
The following table presents Net Sales by geographic area for the years ended December 31:

	2016	2015	2014
Net Sales:
Americas	$607,026	$591,405	$569,004
Europe, Middle East, Africa	129,046	139,834	165,686
Asia Pacific	72,500	80,560	87,293
Total	$808,572	$811,799	$821,983

The following table presents long-lived assets by geographic area as of December 31:

	2016	2015	2014
Long-lived assets:
Americas	$134,737	$110,842	$103,958
Europe, Middle East, Africa	19,606	11,100	24,051
Asia Pacific	4,334	4,658	3,669
Total	$158,677	$126,600	$131,678

Net Sales by groups of similar products and services
The following table presents revenues for groups of similar products and services for the years ended December 31:

	2016	2015	2014
Net Sales:
Equipment	$491,075	$499,634	$500,141
Parts and consumables	173,632	175,697	182,845
Service and other	114,719	112,622	114,027
Specialty surface coatings	29,146	23,846	24,970
Total	$808,572	$811,799	$821,983

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Net Sales attributed to each geographic area for the three and nine months ended September 30, 2017 and 2016 were as follows:

	Three Months Ended		Nine Months Ended
	September 30		September 30
	2017	2016	2017	2016
Americas	$161,037	$152,294	$472,953	$449,704
EMEA	78,851	29,309	189,483	94,433
APAC	22,033	18,531	61,335	52,689
Total	$261,921	$200,134	$723,771	$596,826